Cash and cash equivalents (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2020
Due date of deposits			01-14-2021
Deposits monthly interest rate			0.03%
Long-term deposits	$ 389,303,495	$ 54,890,333	$ 106,109,299
CLP [Member] | Banco Consorcio - Chile [Member] | Banco Consorcio Chile Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-30-2020
Due date of deposits			01-11-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 1,199,904
CLP [Member] | Banco Bice Chile Member [Member] | Banco Bice Chile Due On January 18 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-30-2020
Due date of deposits			01-18-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 599,924
CLP [Member] | Banco Bice Chile Member [Member] | Banco Bice Chile Due On February 16 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-01-2020
Due date of deposits			02-16-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 500,562
CLP [Member] | Banco Bice Chile Member [Member] | Banco Bice Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-21-2020
Due date of deposits			01-05-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 171,656
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On February 22 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-30-2020
Due date of deposits			02-22-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 1,036,848
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On January 20 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-30-2020
Due date of deposits			01-20-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 599,916
CLP [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2020
Due date of deposits			01-05-2021
Deposits monthly interest rate			0.01%
Long-term deposits			$ 2,750,018
CLP [Member] | Banco de Chile [Member] | Chile Bank Due On January 04 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-23-2021
Due date of deposits		01-04-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 3,502,613
CLP [Member] | Banco de Chile [Member] | Chile Bank Due On January 13 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-29-2021
Due date of deposits		01-13-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 4,750,887
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-03-2020
Due date of deposits			01-07-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 4,001,080
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On January 12 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-03-2020
Due date of deposits			01-12-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 2,970,653
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-04-2020
Due date of deposits			02-02-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 3,035,095
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 09 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-11-2020
Due date of deposits			02-09-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 4,005,434
CLP [Member] | Banco De Credit Inversiones Chile [Member] | Banco De Credit Inversiones Due On February 19 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-11-2020
Due date of deposits			02-19-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 4,000,760
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-01-2020
Due date of deposits			01-07-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 349,981
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-01-2020
Due date of deposits			01-07-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 1,599,915
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-01-2020
Due date of deposits			01-07-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 150,770
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On March 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-02-2020
Due date of deposits			03-02-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 3,203,525
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On March 12 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-14-2020
Due date of deposits			03-12-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 2,998,561
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 07 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-28-2020
Due date of deposits			01-07-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 599,968
CLP [Member] | Banco del Estado de Chile [Member] | Banco Del Estado De Chile Due On January 04 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-28-2020
Due date of deposits			01-04-2021
Deposits monthly interest rate			0.01%
Long-term deposits			$ 5,160,074
CLP [Member] | Banco Itau Chile [Member] | Banco Itau Chile Due On March 18 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-18-2020
Due date of deposits			03-18-2021
Deposits monthly interest rate			0.04%
Long-term deposits			$ 5,003,388
CLP [Member] | Banco Itau Chile [Member] | Banco Itau Chile Due On February 19 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-22-2020
Due date of deposits			02-19-2021
Deposits monthly interest rate			0.04%
Long-term deposits			$ 4,002,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 21 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			10-23-2020
Due date of deposits			01-21-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 3,002,365
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-26-2020
Due date of deposits			01-11-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 5,001,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On January 25 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-26-2020
Due date of deposits			01-25-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 5,001,133
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile Due On Februrary 02 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-04-2020
Due date of deposits			02-02-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 5,000,867
CLP [Member] | Banco Santander Chile [Member] | Banco Santander Chile January 04 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2021
Due date of deposits		01-04-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 8,003,547
CLP [Member] | Banco Security Chile [Member] | Banco Security Chile Due On January 22 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-26-2020
Due date of deposits			01-22-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 5,001,133
CLP [Member] | Banco Security Chile [Member] | Banco Security Chile Due On March 29 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2020
Due date of deposits			03-29-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 3,953,938
CLP [Member] | Scotia Bank Chile [Member] | Scotia Bank Chile Due On February 23 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-26-2020
Due date of deposits			02-23-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 4,928,234
CLP [Member] | Scotia Bank Chile [Member] | Scotia Bank Chile Due On February 24 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			11-26-2020
Due date of deposits			02-24-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 5,074,166
CLP [Member] | Scotia Bank Chile [Member] | Scotia Bank Chile Due On February 15 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-16-2020
Due date of deposits			02-15-2021
Deposits monthly interest rate			0.02%
Long-term deposits			$ 7,972,555
CLP [Member] | Scotia Bank Chile [Member] | Scotia Bank Chile Due On March 24 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-24-2020
Due date of deposits			03-24-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 40,040
CLP [Member] | Scotia Corredora de Bolsa Chile S.A. [Member] | Scotia Corredora de Bolsa Chile S.A. Due January 03 2023 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-27-2022
Due date of deposits	01-03-2023
Deposits monthly interest rate	0.96%
Long-term deposits	$ 1,702,165
ARS [Member] | Banco Galica [Member] | Banco Galica Due Due On January 21 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-22-2020
Due date of deposits			01-21-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 4,264,230
ARS [Member] | Banco BBVA Argentina [Member] | Banco BBVA Argentina Due On January 21 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-23-2021
Due date of deposits		01-21-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 4,142,029
ARS [Member] | Banco Macro Argentina [Member] | Banco Macro Argentina Due On January 12 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-13-2021
Due date of deposits		01-12-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 1,255,315
ARS [Member] | Banco Patagonia Argentina [Member] | Banco Patagonia Due On January 11 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-11-2020
Due date of deposits			01-11-2021
Deposits monthly interest rate			0.03%
Long-term deposits			$ 4,308,152
ARS [Member] | Banco Patagonia Argentina [Member] | Banco Patagonia Argentina Due January 17 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-16-2021
Due date of deposits		01-17-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 3,338,315
ARS [Member] | Banco Patagonia Argentina [Member] | Banco Patagonia Argentina Due January 27 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-28-2021
Due date of deposits		01-27-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 2,476,161
ARS [Member] | Banco Santander Rio Argentina [Member] | Banco Santander Ro Argentina January 12 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-13-2021
Due date of deposits		01-12-2022
Deposits monthly interest rate		0.03%
Long-term deposits		$ 3,347,507
USD [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2020
Due date of deposits			01-05-2021
Deposits monthly interest rate			0.05%
Long-term deposits			$ 3,554,760
USD [Member] | Banco de Chile [Member] | Banco De Chile Due On January 05 2021 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits			12-29-2020
Due date of deposits			01-05-2021
Deposits monthly interest rate			0.05%
Long-term deposits			$ 1,066,428
USD [Member] | Banco de Chile [Member] | Chile Bank Due On January 05 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-29-2021
Due date of deposits		01-05-2022
Deposits monthly interest rate		0.02%
Long-term deposits		$ 5,490,491
USD [Member] | Banco Santander Chile [Member] | Banco Santander Chile January 27 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-27-2021
Due date of deposits		01-27-2022
Deposits monthly interest rate		0.02%
Long-term deposits		$ 6,757,670
USD [Member] | Banco Santander Chile [Member] | Banco Santander Chile January 27 2022 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits		12-29-2021
Due date of deposits		01-27-2022
Deposits monthly interest rate		0.02%
Long-term deposits		$ 11,825,798
USD [Member] | Citibank New York [Member] | Citibank New York Due January 19 2023 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-19-2022
Due date of deposits	01-19-2023
Deposits monthly interest rate	0.39%
Long-term deposits	$ 214,295,932
USD [Member] | Sumitomo Mitsui Banking Corporation New York [Member] | Sumitomo Mitsui Banking Corporation New York Due January 03 2023 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	11-03-2022
Due date of deposits	01-03-2023
Deposits monthly interest rate	0.35%
Long-term deposits	$ 43,316,249
USD [Member] | Sumitomo Mitsui Banking Corporation New York [Member] | Sumitomo Mitsui Banking Corporation New York Due January 26 2023 [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Date of investment of deposits	12-27-2022
Due date of deposits	01-26-2023
Deposits monthly interest rate	0.37%
Long-term deposits	$ 129,989,149